BANK BORROWINGS (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Short-Term Debt [Line Items]
Interest related to bank borrowings	$ 1.3	$ 1.4	$ 1.1
Minimum [Member]
Short-Term Debt [Line Items]
Collateral security carrying value				$ 3.5	$ 11.0
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate				2.00%
Term of repayments	2 years
Term Loans [Member] | Minimum [Member] | SINGAPORE
Short-Term Debt [Line Items]
Annual interest rate				1.65%
Term of repayments	1 month
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate				3.75%
Term of repayments	10 years
Term Loans [Member] | Maximum [Member] | SINGAPORE
Short-Term Debt [Line Items]
Annual interest rate				7.25%
Term of repayments	10 years